Refinancing and restructuring operations - Disclosure In Tabular Form Of Assets That Were Modified And Refinanced (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amortised cost of financial assets modified during the period	$ 8,231,896	$ 8,207,585
Net modification loss	$ (439,460)	$ (457,672)